Cover Page	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	Kraft Heinz Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37482
Entity Tax Identification Number	46-2078182
Entity Address, Address Line One	One PPG Place
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	412
Local Phone Number	456-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001637459
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	KHC
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	KHC
Security Exchange Name	NASDAQ
Floating Rate Senior Notes due 2025
Cover [Abstract]
Title of 12(b) Security	Floating Rate Senior Notes due 2025
Trading Symbol	KHC25
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Notes due 2025
Trading Symbol	KHC25
Security Exchange Name	NASDAQ